SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2024 Shares $ / shares	Dec. 31, 2023 Shares $ / shares	Dec. 31, 2022 Shares $ / shares
Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	397,452	403,603	423,395
Granted | Shares	217,300	62,600	60,550
Exercised | Shares	0	0	(562)
Forfeited | Shares	(20,664)	(68,751)	(79,780)
Outstanding at end of year | Shares	594,088	397,452	403,603
Exercisable at end of year | Shares	331,746	284,183	275,528
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 28.8	$ 41.7	$ 55.4
Granted | $ / shares	2.71	8	10.4
Exercised | $ / shares	0	0	10.9
Forfeited | $ / shares	41.99	78.1	57.5
Outstanding at end of year | $ / shares	18.72	28.8	41.7
Exercisable at end of year | $ / shares	$ 29.92	$ 34.8	$ 53.2
Subsidiaries Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	2,531,134	2,273,489
Granted | Shares	151,013	854,139
Exercised | Shares	(5,000)	0
Forfeited | Shares	(958,953)	(596,494)
Outstanding at end of year | Shares	1,718,194	2,531,134	2,273,489
Exercisable at end of year | Shares	1,017,367	1,530,420
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 1.63	$ 1.72
Granted | $ / shares	1.42	2.1
Exercised | $ / shares	0.19	0
Forfeited | $ / shares	0.82	2.68
Outstanding at end of year | $ / shares	2.06	1.63	$ 1.72
Exercisable at end of year | $ / shares	$ 2.06	$ 1.09